Debentures and Long-term Loans from Financial Institutions (Schedule of Terms and Debt repayment of Debentures) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Face value		₪ 3,503	₪ 3,032
Carrying amount		₪ 3,403	2,900
Debentures (Series F) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency	[1]	NIS
Nominal interest rate	[1]	4.60%
Year of maturity	[1]	2017-2020
Face value	[1]	₪ 429	643
Carrying amount	[1]	₪ 444	659
Debentures (Series G) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency	[1]	NIS
Nominal interest rate	[1]	6.99%
Year of maturity	[1]	2017-2019
Face value	[1]	₪ 86	228
Carrying amount	[1]	₪ 86	228
Debentures (Series H) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		1.98%
Year of maturity		2018-2024
Face value		₪ 836	950
Carrying amount		₪ 777	849
Debentures (Series I) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		4.14%
Year of maturity		2018-2025
Face value		₪ 724	804
Carrying amount		₪ 701	761
Debentures (Series J) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		2.45%
Year of maturity		2021-2026
Face value		₪ 103	103
Carrying amount		₪ 104	102
Debentures (Series K) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		3.55%		3.55%
Year of maturity		2021-2026
Face value		₪ 711	304	₪ 220
Carrying amount		₪ 705	301
Debentures (Series L) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		2.50%
Year of maturity		2023-2028
Face value		₪ 614
Carrying amount		₪ 586
Loan from financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		4.60%
Year of maturity		2018-2021
Face value		₪ 150	200
Carrying amount		₪ 150	200
Loan from financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		5.10%
Year of maturity		2019-2022
Face value		₪ 200	200
Carrying amount		₪ 200	200
Loan from bank [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		4.90%
Year of maturity		2018-2022
Face value		₪ 112	140
Carrying amount		112	140
Loan from financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Face value		462	540
Carrying amount		₪ 462	₪ 540

[1]	In June 2013, the Company's rating was updated from an "ilAA-/negative" to an "ilA+/stable" rating, in relation to the Company's debentures traded on the Tel Aviv Stock Exchange. Following this update of rating and since this was the second downgrade in the Debentures' rating since their issuance, the annual interest rate that the Company pays for its Series F and G debentures has been increased by 0.25% to 4.60% and 6.99%, respectively, beginning July 5, 2013.